UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Georgia Tax-Free Bond Fund

Investor Class (GTFBX)

This annual shareholder report contains important information about Georgia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Georgia Tax-Free Bond Fund - Investor Class	$57	0.56%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in two- and five-year municipal bonds and an overweight to long maturities hurt results as the yield curve steepened. Security selection of local general obligation bonds and in the revenue sector also detracted, largely due to selection decisions in the transportation, industrial revenue/pollution control, and public power sectors.

  The fund seeks to provide a high level of income exempt from federal and Georgia State income taxes by investing primarily in investment-grade Georgia municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, dedicated tax, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,158	10,133
2016	10,324	10,314
2016	9,783	9,776
2017	9,972	10,025
2017	10,187	10,281
2017	10,299	10,405
2017	10,240	10,322
2018	10,199	10,276
2018	10,301	10,395
2018	10,332	10,456
2018	10,304	10,439
2019	10,514	10,701
2019	10,859	11,061
2019	11,174	11,368
2019	11,100	11,325
2020	11,463	11,713
2020	11,131	11,501
2020	11,409	11,736
2020	11,581	11,879
2021	11,555	11,837
2021	11,812	12,046
2021	11,913	12,134
2021	11,925	12,114
2022	11,590	11,759
2022	11,010	11,227
2022	10,791	11,087
2022	10,790	11,067
2023	10,823	11,159
2023	10,980	11,282
2023	10,983	11,276
2023	11,212	11,541
2024	11,545	11,764
2024	11,431	11,584
2024	11,814	11,962
2024	11,995	12,110
2025	11,953	12,112
2025	11,605	11,819
2025	11,710	11,971
2025	12,228	12,429
2026	12,509	12,713

202501-4140694, 202603-5315082

F92-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Georgia Tax-Free Bond Fund (Investor Class)	4.65%	1.60%	2.26%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$555,539
  Number of Portfolio Holdings309
  Investment Advisory Fees Paid (000s)$1,738
  Portfolio Turnover Rate16.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	93.1%
Puerto Rico	5.6
Wisconsin	0.7
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.4%
Special Tax	12.7
Transportation	12.2
Housing	10.4
Electric	6.9
Water & Sewer	6.3
Education	6.1
Industrial & Pollution Control	3.7
General Obligations - State	3.6
Other	17.7

How has the fund changed?

This is a summary of certain material changes to Georgia Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Georgia Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Georgia Tax-Free Bond Fund

Investor Class (GTFBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Georgia Tax-Free Bond Fund

I Class (TBGAX)

This annual shareholder report contains important information about Georgia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Georgia Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in two- and five-year municipal bonds and an overweight to long maturities hurt results as the yield curve steepened. Security selection of local general obligation bonds and in the revenue sector also detracted, largely due to selection decisions in the transportation, industrial revenue/pollution control, and public power sectors.

  The fund seeks to provide a high level of income exempt from federal and Georgia State income taxes by investing primarily in investment-grade Georgia municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, dedicated tax, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	507,140	508,506
11/30/17	504,427	504,440
2/28/18	502,528	502,206
5/31/18	507,716	508,013
8/31/18	509,409	510,989
11/30/18	507,717	510,139
2/28/19	518,679	522,934
5/31/19	535,868	540,548
8/31/19	551,076	555,543
11/30/19	547,628	553,458
2/29/20	565,702	572,410
5/31/20	549,964	562,052
8/31/20	563,362	573,518
11/30/20	572,025	580,547
2/28/21	570,906	578,467
5/31/21	584,317	588,667
8/31/21	588,989	592,995
11/30/21	590,295	591,991
2/28/22	573,900	574,649
5/31/22	544,857	548,673
8/31/22	534,170	541,805
11/30/22	534,768	540,844
2/28/23	536,569	545,356
5/31/23	544,497	551,363
8/31/23	544,843	551,041
11/30/23	556,347	564,005
2/29/24	573,055	574,904
5/31/24	567,566	566,100
8/31/24	586,254	584,591
11/30/24	595,434	591,810
2/28/25	594,051	591,928
5/31/25	576,956	577,579
8/31/25	582,385	585,042
11/30/25	608,332	607,405
2/28/26	621,910	621,305

202501-4140694, 202603-5315082

F1097-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Georgia Tax-Free Bond Fund (I Class)	4.69%	1.73%	2.55%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$555,539
  Number of Portfolio Holdings309
  Investment Advisory Fees Paid (000s)$1,738
  Portfolio Turnover Rate16.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	93.1%
Puerto Rico	5.6
Wisconsin	0.7
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.4%
Special Tax	12.7
Transportation	12.2
Housing	10.4
Electric	6.9
Water & Sewer	6.3
Education	6.1
Industrial & Pollution Control	3.7
General Obligations - State	3.6
Other	17.7

How has the fund changed?

This is a summary of certain material changes to Georgia Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Georgia Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Georgia Tax-Free Bond Fund

I Class (TBGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
GTFBX Georgia Tax-Free Bond
Fund
TBGAX Georgia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Georgia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.86
Investment activities
Net investment income
(1)(2)
0.39 0.37 0.35 0.30 0.25
Net realized and unrealized
gain/loss 0.10 0.01 0.34 (1.07) (0.21)
Total from investment
activities 0.49 0.38 0.69 (0.77) 0.04
Distributions
Net investment income (0.38) (0.36) (0.34) (0.29) (0.25)
Net realized gain — — — (0.01) —
(3)
Total distributions (0.38) (0.36) (0.34) (0.30) (0.25)
NET ASSET VALUE
End of period $ 11.06 $ 10.95 $ 10.93 $ 10.58 $ 11.65

T. ROWE PRICE Georgia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
4.65% 3.53% 6.67% (6.62)% 0.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.61% 0.61% 0.61% 0.57%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.56% 0.56%
Net investment income 3.68% 3.37% 3.27% 2.76% 2.09%
Portfolio turnover rate 16.0% 13.8% 34.8% 44.1% 16.0%
Net assets, end of period (in
thousands) $308,473 $240,595 $204,080 $193,264 $245,282
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.85
Investment activities
Net investment income
(1)(2)
0.41 0.38 0.36 0.31 0.27
Net realized and unrealized
gain/loss 0.09 0.01 0.34 (1.06) (0.20)
Total from investment
activities 0.50 0.39 0.70 (0.75) 0.07
Distributions
Net investment income (0.40) (0.37) (0.35) (0.31) (0.27)
Net realized gain — — — (0.01) —
(3)
Total distributions (0.40) (0.37) (0.35) (0.32) (0.27)
NET ASSET VALUE
End of period $ 11.05 $ 10.95 $ 10.93 $ 10.58 $ 11.65
Ratios/Supplemental Data
Total return
(2)(4)
4.69% 3.66% 6.80% (6.50)% 0.52%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.46% 0.47% 0.47% 0.46% 0.44%
Net expenses after
waivers/payments by Price
Associates 0.44% 0.44% 0.44% 0.44% 0.43%
Net investment income 3.80% 3.50% 3.40% 2.88% 2.22%
Portfolio turnover rate 16.0% 13.8% 34.8% 44.1% 16.0%
Net assets, end of period (in
thousands) $247,066 $225,658 $211,099 $208,171 $245,676
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Georgia Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
GEORGIA  93.1%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 2.00%, 9/1/41  2,905 2,905
Athens-Clarke County Unified Government UGAREF West
Precinct, 3.00%, 6/15/39  1,390 1,344
Athens-Clarke County Unified Government UGAREF West
Precinct, 4.00%, 6/15/49  2,090 1,988
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/44  825 913
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/45  1,375 1,505
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,591
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/36 (1) 1,250 1,270
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/38 (1) 2,000 2,018
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 5,032
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 3,350 3,362
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  2,460 2,666
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,892
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,457
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,285
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (1) 1,250 1,321
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  2,755 2,867
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/44 (1) 4,550 4,962
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/39 (1) 2,045 2,065
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 3,012
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 999
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,423
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,745 785
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 248
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 2,000 1,821
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,002
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 301

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,258
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,767
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,803
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.25%, 7/1/40 (4) 1,950 2,061
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/55 (4) 1,535 1,597
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 618
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 280 280
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 195 195
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,591
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 658
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 6,780 6,349
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 3,096
Atlanta Urban Residential Fin. Auth., Civic Center R1 Senior,
Series A, 4.95%, 6/1/46  1,500 1,569
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  3,000 3,199
Atlanta Water & Wastewater, 5.00%, 11/1/41 (5) 2,500 2,836
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  7,935 7,959
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  500 511
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 501
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/41  2,000 2,225
Augusta Airport, Series A, 5.00%, 1/1/30  645 646
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 551
Augusta Airport, Series A, 5.00%, 1/1/34  585 586
Augusta Dev. Auth., AU Health System Project, 4.00%, 7/1/37  2,000 2,026
Augusta Dev. Auth., Wellstar Health System Project, Series A,
5.125%, 4/1/53 (6) 1,500 1,571
Bartow County Dev. Auth., Georgia Power Plant Bowen Project,
VRDN, 2.10%, 11/1/62 (1) 400 400
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  1,680 1,344

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  2,500 2,503
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,500 4,219
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,021
Burke County Dev. Auth., Georgia Power A Southern, 1st
Series, VRDN, PCR, 2.05%, 7/1/49  325 325
Burke County Dev. Auth., Georgia Power Plant Vogtle, PCR,
2.20%, 10/1/32  500 459
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.85%, 11/1/52  5,000 5,000
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,014
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,235
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,638
Carroll City-County Hosp. Auth., Tanner Medical Centre, 5.00%,
7/1/50  3,000 3,136
Cartersville Water & Sewer Revenue, 5.00%, 6/1/43  750 850
Cartersville Water & Sewer Revenue, 5.00%, 6/1/44  1,750 1,957
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (6) 3,000 2,791
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  2,000 1,887
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,675
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.50%, 5/1/42  1,100 1,155
Clarke County Classic Center Auth., Classic Center Arena
Project, Series AG, 3.00%, 5/1/61 (6) 2,000 1,410
Clarke County Hosp. Auth. Piedmont Healthcare Project,
4.00%, 7/1/41 (5) 3,000 3,000
Clarke County Hosp. Auth. Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  2,000 2,005
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,147
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,752
Cobb County Dev. Auth., KSU Summit II Housing Project,
4.50%, 7/15/50  1,000 994
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/38  910 1,036
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/39  345 390

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health System,
RAC, 4.00%, 4/1/39  340 345
Cobb County Kennestone Hosp. Auth., WellStar Health System,
RAC, 4.00%, 4/1/52  5,035 4,437
Cobb County Kennestone Hosp. Auth., WellStar Health System,
RAC, 5.00%, 4/1/42  1,295 1,311
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/44  1,250 1,409
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/45  1,810 2,018
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.50%, 10/1/50  1,000 1,100
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (6) 2,000 2,080
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/48  500 524
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,246
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,622
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 5,154
Columbus Medical Center Hosp. Auth., Piedmont Healthcare,
Series B, VRDN, 5.00%, 7/1/54 (Tender 7/1/29)  650 693
Commerce School Dist., GO, 6.00%, 8/1/42  400 486
Commerce School Dist., GO, 6.00%, 8/1/43  300 360
Commerce School Dist., GO, 6.00%, 8/1/44  250 297
Commerce School Dist., GO, 6.00%, 8/1/45  600 704
Commerce School Dist., GO, 6.00%, 8/1/46  500 580
Commerce School Dist., GO, 6.00%, 8/1/50  2,250 2,573
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  8,000 8,271
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 938
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 657
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 619
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 402
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 975
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  700 671
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,536
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  1,500 1,531

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  1,000 1,095
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 753
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,007
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (6) 1,980 2,008
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  2,000 1,728
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  1,040 1,084
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  750 769
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 956
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 3.625%, 7/1/41  860 835
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,095 5,606
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  3,000 3,008
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/42  2,250 2,279
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,135
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,300 5,466
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 5,000 4,779
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 2,850 2,340
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,955
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 935
Gainesville & Hall County Dev. Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,526
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/26  260 261
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/27  385 392
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/28  405 419
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/29  425 445
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/30  445 471
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/31  465 497
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/36  595 636

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  1,000 1,022
Gainesville & Hall County Dev. Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,187
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 2.50%, 2/15/51  655 426
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,840 5,715
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/42  1,140 1,140
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 4,928
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,661
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 829
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,132
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 247
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,450 3,511
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  9,000 7,768
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 500 519
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,500 1,444
Georgia Housing & Fin. Auth., Series A, 3.05%, 12/1/40  500 459
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,475 5,119
Georgia Housing & Fin. Auth., Series A, 3.80%, 12/1/37  1,065 1,065
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  3,145 3,206
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  550 559
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,748
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,208
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  4,500 4,531
Georgia Housing & Fin. Auth., Series A, 4.70%, 12/1/55  3,000 3,005
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  4,070 3,324
Georgia Housing & Fin. Auth., Series B, 3.55%, 12/1/42  510 496
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  725 758
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,514
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  2,700 2,791
Georgia Housing & Fin. Auth., Series C, 6.25%, 12/1/55  2,000 2,259
Georgia Housing & Fin. Auth., Series E, 4.85%, 12/1/40  500 530
Georgia Housing & Fin. Auth., Series E, 5.125%, 12/1/45  1,000 1,041
Georgia Housing & Fin. Auth., Series G, 6.25%, 12/1/55  500 571
Georgia Ports Auth., 5.00%, 7/1/47  10,000 10,564

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Georgia Ports Auth., 5.25%, 7/1/52  7,500 7,931
Georgia State, Series A, GO, 3.00%, 2/1/34  1,000 1,000
Georgia State, Series A, GO, 3.00%, 8/1/40  1,500 1,424
Georgia State, Series A, GO, 5.00%, 7/1/41  1,500 1,693
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 998
Georgia State Road & Tollway Auth., 5.00%, 7/15/43  3,225 3,645
Georgia State Road & Tollway Auth., 5.00%, 7/15/45  2,050 2,264
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 765
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 567
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/39  2,065 2,066
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/43  3,300 3,308
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/47  2,010 2,007
Griffin Public Utility Revenue, 5.00%, 1/1/43 (5) 300 334
Griffin Public Utility Revenue, 5.00%, 1/1/44 (5) 375 412
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
3.75%, 4/1/47 (6) 1,275 1,140
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
3.75%, 4/1/47  455 394
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,378
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,696
Henry County Hosp. Auth., Piedmont Henry Hospital Project,
Series A, RAC, 5.00%, 7/1/34  1,000 1,004
Macon Water Auth., 5.00%, 10/1/54  1,000 1,048
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 346
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,860 1,870
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,004
Main Street Natural Gas, Series A, 5.00%, 5/15/43  2,000 2,049
Main Street Natural Gas, Series A, 5.00%, 5/15/49  500 527
Main Street Natural Gas, Series A, 5.50%, 9/15/28  3,000 3,186
Main Street Natural Gas, Series A, VRDN, 4.00%, 9/1/52
(Tender 12/1/29)  3,000 3,106
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  525 573
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  1,575 1,669

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,500 1,643
Main Street Natural Gas, Series C, VRDN, 4.00%, 3/1/50
(Tender 9/1/26)  2,000 2,012
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,950 2,105
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  1,000 1,088
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  1,500 1,640
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  5,000 5,437
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  1,000 1,130
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  3,965 4,434
Metro Atlanta Rapid Transit Auth., Green Bond, Series A,
5.00%, 7/1/44  2,845 3,145
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,468
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,348
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  1,220 1,109
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  3,415 3,283
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  7,010 7,010
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,219
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 2,435 2,407
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,948
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 986
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/39  1,000 1,039
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,089
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,291
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,077
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/48 (6) 1,000 1,042
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,000 3,013

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (5) 2,000 2,022
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,040 4,053
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (6) 1,500 1,521
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,532
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series AG, 4.00%, 1/1/59 (6) 930 847
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,197
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (5) 1,235 1,351
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 524
Paulding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/43  1,715 1,821
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,138
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,502
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  5,350 6,085
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,925 1,948
Private Colleges & Univ. Auth., Mercer Univ., 5.25%, 10/1/51  1,170 1,218
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/38  810 834
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 2,046
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  2,000 1,931
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/27  650 655
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  3,500 3,412
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 6,000 6,020
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,122
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
1.90%, 4/1/47  1,650 1,650
Sandy Springs Public Fac. Auth., Public Fac. Project, Series B,
2.00%, 5/1/35  450 411
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.125%, 6/1/50  1,400 1,405

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/40  380 417
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/61  500 501
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 500 501
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (6) 500 514
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/41 (6) 450 512
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/42 (6) 865 975
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/43 (6) 1,085 1,208
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/44 (6) 1,010 1,131
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/45 (6) 780 863
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  2,680 2,262
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,080 4,892
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 4.00%, 7/1/36  2,500 2,524
Savannah Housing Auth., The Pines at Garden City Project,
Series A, 4.75%, 3/1/42  1,635 1,774
Savannah Housing Auth., The Pines at Garden City Project,
Series B, VRDN, 5.00%, 3/1/28 (Tender 3/1/27)  600 614
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (4) 1,000 919
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 469
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,071
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28)  1,500 1,567
517,458
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 2,423 1,654
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7) 1,722 1,192
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 778
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 365

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,575
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 712
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 733
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 694
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 405
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)(3) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)(3) 810 540
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (2)(3) 540 360
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(3) 100 67
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(3) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(3) 35 23
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (2)
(3) 200 133
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(3) 170 113
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)
(3) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)
(3) 70 47
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)
(3) 420 280
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(3) 425 283
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(3) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(3) 35 23
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)
(3) 15 10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)
(3) 575 383
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(3) 30 20

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)
(3) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)
(3) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)
(3) 175 117
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)
(3) 140 93
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)
(3) 15 10
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 4.10%,
7/1/19 (2)(3) 40 27
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,554 2,570
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,821 5,665
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,572 3,498
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,591 4,599
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,250 1,252
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 755
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  500 486
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 308
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 1,002
31,004
WISCONSIN  0.7%
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (1) 1,000 1,048
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (1) 1,750 1,830
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (1) 375 417

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (1) 625 695
3,990
Total Investments in Securities
99.4% of Net Assets
(Cost $540,012) $ 552,452
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,602 and represents 7.1% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Assured Guaranty Incorporated
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
GO General Obligation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $540,012) $ 552,452
Interest receivable 5,573
Receivable for shares sold 352
Receivable for investment securities sold 5
Cash 5
Other assets 21
Total assets 558,408
Liabilities
Payable for investment securities purchased 1,424
Payable for shares redeemed 858
Investment management fees payable 159
Due to affiliates 3
Other liabilities 425
Total liabilities 2,869
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 555,539
Net Assets Consist of:
Total distributable earnings (loss) $ (11,407)
Paid-in capital applicable to 50,248,400 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 566,946
NET ASSETS $ 555,539
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $308,473; Shares outstanding: 27,896,897) $ 11.06
I Class
(Net assets: $247,066; Shares outstanding: 22,351,503) $ 11.05

T. ROWE PRICE Georgia Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 21,213
Expenses
Investment management 1,919
Shareholder servicing
Investor Class $ 416
I Class 22 438
Prospectus and shareholder reports
Investor Class 12
I Class 6 18
Custody and accounting 214
Legal and audit 60
Registration 50
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (181)
Total expenses 2,536
Net investment income 18,677
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,628)
Change in net unrealized gain / loss on securities 8,087
Net realized and unrealized gain / loss 6,459
INCREASE IN NET ASSETS FROM OPERATIONS $ 25,136

T. ROWE PRICE Georgia Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,677 $ 15,003
Net realized loss (1,628) (858)
Change in net unrealized gain / loss 8,087 1,185
Increase in net assets from operations 25,136 15,330
Distributions to shareholders
Net earnings
Investor Class (9,715) (7,122)
I Class (8,434) (7,452)
Decrease in net assets from distributions (18,149) (14,574)
Capital share transactions
*
Shares sold
Investor Class 133,858 77,949
I Class 76,941 43,732
Distributions reinvested
Investor Class 8,474 5,873
I Class 4,264 3,630
Shares redeemed
Investor Class (79,184) (47,672)
I Class (62,054) (33,194)
Increase in net assets from capital share
transactions 82,299 50,318
Net Assets
Increase during period 89,286 51,074
Beginning of period 466,253 415,179
End of period $ 555,539 $ 466,253
*Share information (000s)
Shares sold
Investor Class 12,534 7,129
I Class 7,128 4,001
Distributions reinvested
Investor Class 788 538
I Class 397 333
Shares redeemed
Investor Class (7,400) (4,364)
I Class (5,790) (3,038)
Increase in shares outstanding 7,657 4,599

T. ROWE PRICE Georgia Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-
grade Georgia municipal bonds. The fund has two classes of shares: the
Georgia Tax-Free Bond Fund (Investor Class) and the Georgia Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $157,253,000 and
$78,512,000, respectively, for the year ended February 28, 2026.

T. ROWE PRICE Georgia Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 29 $ 25
Tax-exempt income 18,120 14,549
Total distributions $ 18,149 $ 14,574

T. ROWE PRICE Georgia Tax-Free Bond Fund

At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with
($000s)
Cost of investments $ 537,542
Unrealized appreciation $ 18,277
Unrealized depreciation (3,367)
Net unrealized appreciation (depreciation) $ 14,910
($000s)
Undistributed tax-exempt income $ 232
Net unrealized appreciation (depreciation) 14,910
Loss carryforwards and deferrals (26,549)
Total distributable earnings (loss) $ (11,407)

T. ROWE PRICE Georgia Tax-Free Bond Fund

rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid

T. ROWE PRICE Georgia Tax-Free Bond Fund

by Price Associates in the amount of $501,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $83,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
Investor
Class I Class
Expense limitation/I Class Limit 0.56% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(121) $(60)

T. ROWE PRICE Georgia Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Georgia Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Georgia Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Georgia Tax-Free Bond Fund (one
of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Georgia Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $17,795,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F92-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026